Ordinary Share - Additional Information (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended		12 Months Ended
	Nov. 21, 2019 USD ($) $ / shares shares	May 31, 2019 shares	Feb. 28, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Mar. 23, 2018 USD ($) $ / shares shares
Class Of Stock [Line Items]
Authorized share capital amount | $							$ 50,000	$ 50,000
Ordinary shares, shares authorized					1,000,000,000,000	1,000,000,000,000	1,000,000,000,000	500,000,000
Ordinary shares, shares issued					2,372,222,222	2,000,000,000	500,000,000
Ordinary shares, par value | $ / shares					$ 0.00000005	$ 0.00000005	$ 0.00000005	$ 0.0001
Issuance of ordinary shares (in shares)		233,217,776	222,222,222
Issuance of ordinary shares			$ 100,000,000	¥ 669,559
Shares issued, price per share | $ / shares			$ 0.45
Ordinary shares contributed for future share awards			403,157
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance-				¥ 544,122	$ 78,158,000
Ordinary shares, shares outstanding					2,350,123,270	1,948,376,000
American Depositary Shares
Class Of Stock [Line Items]
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance- | $	$ 90,000,000
Class A Common Shares
Class Of Stock [Line Items]
Common stock vote per share				one vote	one vote
Ordinary shares, shares outstanding					1,993,498,826
Class B Common Shares
Class Of Stock [Line Items]
Common stock vote per share				fifteen votes	fifteen votes
Ordinary shares, shares outstanding					356,624,444
Initial Public Offering
Class Of Stock [Line Items]
Issuance of ordinary shares | ¥				¥ 536,629
Number of ordinary shares in each american depositary share	15
Initial Public Offering | American Depositary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares (in shares)	10,000,000
Shares issued, price per share | $ / shares	$ 9.00